Note 14 - Warrants - Components of Warrants (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($) $ / shares
Statement Line Items [Line Items]
Equity	$ 21,095,240	$ 23,072,781
Equity	$ 19,038,856	$ 21,095,240	$ 23,072,781
Warrants [member]
Statement Line Items [Line Items]
Balance, warrants, average exercise price (in dollars per share) | $ / shares	$ 0.44	$ 0.39	$ 0.79
Balance, number of warrants	46,250,292	34,800,000	8,369,233
Equity	$ 8,303,738	$ 5,985,378	$ 2,013,747
Warrants issued, warrants, average exercise price (in dollars per share) | $ / shares	$ 0.27	$ 0.58	$ 0.39
Warrants issued, number of warrants	3,289,500	12,545,350	34,800,000
Equity issued	$ 221,620	$ 2,286,426	$ 5,985,378
Warrants and compensation warrants exercised, warrants, average exercise price (in dollars per share) | $ / shares		$ (0.39)	$ (0.51)
Warrants and compensation warrants exercised, number of warrants		(2,600,500)	(3,794,412)
Warrants and compensation warrants exercised, historical fair value		$ (447,270)	$ (901,417)
Expired, warrants, average exercise price (in dollars per share) | $ / shares			$ (1.02)
Expired, number of warrants			(4,574,821)
Expired, historical fair value			$ (1,112,330)
Warrants and compensation warrants exercised, warrants, average exercise price (in dollars per share) | $ / shares		$ 0.39	$ 0.51
Balance, warrants, average exercise price (in dollars per share) | $ / shares	$ 0.43	$ 0.44	$ 0.39
Balance, number of warrants	49,539,792	46,250,292	34,800,000
Equity	$ 8,525,358	$ 8,303,738	$ 5,985,378
Warrants [member] | Compensation options issued to brokers [member]
Statement Line Items [Line Items]
Warrants issued, warrants, average exercise price (in dollars per share) | $ / shares		$ 0.43
Warrants issued, number of warrants		1,505,442
Equity issued		$ 479,204